COMMON STOCK WARRANTS (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Warrants and Rights Note Disclosure [Abstract]
Warrants outstanding, beginning	16,051	10,913
New warrant issuances to Hercules	0	5,138
Adjustment to the Hercules warrants due to the anti-dilutive provisions	479	0
Warrants outstanding, ending	16,530	16,051